Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 - SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements, except as disclosed below.

A.	Launch of cloud-based SaaS solution

On February 20, 2024, the Company launched its next generation product, a cloud-based SaaS solution that aims to simplify video processing and make it accessible and affordable to everyone.

B.	Completion of underwritten U.S. public offering

On February 15, 2024, the Company completed an underwritten U.S. public offering under which the Company received gross proceeds of approximately $12,000, before deducting underwriting discounts and offering expenses, for issuance of 1,714,200 Ordinary Shares at a public offering price of $7.00 per Ordinary Share. In addition, the Company granted the underwriter (i) a 45-day option to purchase up to an additional 257,100 Ordinary Shares to cover over-allotments at the public offering price to cover over-allotments and (ii) a warrant for the purchase of up to 98,565 Ordinary Shares, at an exercise price of $8.75 per Ordinary Share over a period of 5-years commencing August 10, 2023.

On February 13, 2024, the over-allotment option was fully exercised by the underwriter for additional gross proceeds of approximately $1,800, before deducting underwriting discounts.

Upon satisfaction of customary closing conditions, the offering closed on February 15, 2024.

C.	Partial cashless exercise of warrants

1.

During the period commencing January 1, 2024 through the filing date of these consolidated financial statements, the Company issued 63,931 Ordinary Shares upon partial cashless exercise of warrant granted to the underwriter through the IPO (see also Note 11B above).

2.	On February 22, 2024, a written notice was received by the Company from IBI under which the exercise price of the Warrant Share granted to IBI was determined at a fixed amount of $3.67 per Ordinary Share. In addition, on the same date, the Company issued 15,595 Ordinary Shares upon partial cashless exercise of Warrant Share granted to IBI (see also Note 6C above).